Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Goodwill [Line Items]
Balance at beginning of year	¥ 41,670	¥ 36,496
Acquisition of subsidiary	1,252
Translation adjustments	3,924	5,174
Balance at end of year	46,846	41,670
Semiconductor And Component Test System Business
Goodwill [Line Items]
Balance at beginning of year	24,980	21,911
Translation adjustments	2,295	3,069
Balance at end of year	27,275	24,980
Services Support And Others
Goodwill [Line Items]
Balance at beginning of year	16,690	14,585
Acquisition of subsidiary	1,252
Translation adjustments	1,629	2,105
Balance at end of year	¥ 19,571	¥ 16,690